Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

24) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through March 25, 2015, the date at which the audited consolidated and combined carve-out financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On February 13, 2015, the Partnership paid a quarterly cash distribution of $0.49 per unit with respect to the quarter ended December 31, 2014. The aggregate amount of the paid distribution was $11.5 million. This corresponds to $1.96 per outstanding unit on an annualized basis.